INVESTMENT PROPERTIES - Schedule of Significant Unobservable Inputs (Details)	Jun. 30, 2022
Core
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.90%
Terminal Capitalization Rate	4.60%
Investment Horizon (years)	11,000,000
Transitional and Development [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.40%
Terminal Capitalization Rate	5.90%
Investment Horizon (years)	10,000,000
LP Investments and Other [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	9.00%
Terminal Capitalization Rate	6.10%
Investment Horizon (years)	14,000,000
Bottom of range | Other investment properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.30%